Segment financial information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the year ended December 31, 2020	Exploration and Production	Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	301,393,451	479,244,968	—	159,786,736	8,521,205	—	948,946,360
Intersegment	242,454,754	97,728,702	80,575,471	280,924,383	98,451,594	(800,134,904)	—
Services income	133,315	191,667	4,099,000	229,140	62,362	—	4,715,484
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net	35,031,541	(71,854,015)	426,560	42,214	—	—	(36,353,700)
Cost of sales	391,513,815	658,688,191	43,614,768	430,672,407	27,536,221	(719,410,712)	832,614,690

Gross income (loss)	187,499,246	(153,376,869)	41,486,263	10,310,066	79,498,940	(80,724,192)	84,693,454
Distribution, transportation and sales expenses	251,625	14,823,740	107,691	1,277,980	209,676	(4,234,470)	12,436,242
Administrative expenses	72,457,241	52,116,760	15,762,946	2,106,780	79,922,661	(76,471,944)	145,894,444
Other revenue	2,162,510	4,106,298	513,076	874,412	4,112,550	—	11,768,846
Other expenses	(896,526)	(124,722)	(7,445)	(86,960)	(113,590)	34,529	(1,194,714)

Operating (loss) income	116,056,364	(216,335,793)	26,121,257	7,712,758	3,365,563	16,751	(63,063,100)
Financing income	77,700,999	469,222	3,340,622	307,229	162,801,375	(227,877,399)	16,742,048
Financing cost	(164,419,519)	(12,166,577)	(450,802)	(812,552)	(211,776,436)	227,860,644	(161,765,242)
Derivative financial instruments (cost) income, net	24,939,748	22,862	—	(1,794,243)	(6,072,226)	—	17,096,141
Foreign exchange (loss), net	(116,528,387)	(9,060,800)	(442,139)	(750,041)	(2,167,937)	—	(128,949,304)
(Loss) profit sharing in joint ventures and associates	(61,956)	(1,016,062)	3,813	(1,931,323)	(441,711,566)	441,176,561	(3,540,533)
Taxes, duties and other	154,609,136	—	4,842,171	3,413,999	22,706,769	—	185,572,075

Net (loss) income	(216,921,887)	(238,087,148)	23,730,580	(682,171)	(518,267,996)	441,176,557	(509,052,065)

Total current assets	937,017,021	155,514,025	166,202,857	168,261,357	906,149,787	(2,003,285,308)	329,859,739
Total non-current assets	884,741,960	331,853,787	167,498,268	40,084,813	750,322,623	(575,873,262)	1,598,628,189
Total current liabilities	464,163,895	405,696,477	39,568,364	129,161,357	1,734,633,918	(2,000,813,940)	772,410,071
Total non-current liabilities	2,363,252,154	714,743,134	90,624,955	1,121,488	2,218,921,311	(1,827,858,155)	3,560,804,887
Equity (deficit), net	(1,005,657,068)	(633,071,799)	203,507,806	78,063,325	(2,297,082,819)	1,249,513,525	(2,404,727,030)
Depreciation and amortization	101,126,295	19,744,860	5,917,668	317,241	2,525,756	—	129,631,820
Depreciation of rights of use	313,008	4,715,238	460,957	992,148	747,880	—	7,229,231
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	35,356,366	51,845,677	8,927,651	(1,156)	32,680,002	—	128,808,540
Interest income (2)	61,001	469,019	38,972	80,245	12,790,987	—	13,440,224
Interest cost (3)	3,343,074	5,340,096	364,871	195,249	133,874,666	—	143,117,956

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(2)	Included in financing income.
(3)	Included in financing cost.
(1)	Included in financing income.
(2)	Included in financing c os t.

As of/for the year ended December 31, 2019	Exploration and Production (1)	Industrial Transformation (2)(3)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	409,059,838	798,801,415	—	175,509,189	9,492,063	—	1,392,862,505
Intersegment	333,735,644	128,448,623	88,604,529	484,139,042	100,021,336	(1,134,949,174)	—
Services income	473,324	2,089,624	4,663,770	67,982	1,813,980	—	9,108,680
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net	(104,035,887)	39,945,167	34,119,240	(1,311,674)	—	—	(31,283,154)
Cost of sales	472,489,346	973,903,012	51,298,858	646,671,417	49,979,372	(1,071,408,581)	1,122,933,424

Gross income (loss)	166,743,573	(4,618,183)	76,088,681	11,733,122	61,348,007	(63,540,593)	247,754,607
Distribution, transportation and sales expenses	262,642	24,296,199	22,467	1,323,007	31,323	(4,049,727)	21,885,911
Administrative expenses	59,171,975	51,268,171	8,504,381	2,575,536	68,791,707	(59,542,948)	130,768,822
Other revenue	6,796,590	3,132,801	202,800	444,289	4,363,967	—	14,940,447
Other expenses	(6,134,114)	(559,073)	(311,878)	—	(130,791)	(75,835)	(7,211,691)
Operating income (loss)	107,971,432	(77,608,825)	67,452,755	8,278,868	(3,241,847)	(23,753)	102,828,630
Financing income	87,737,456	2,003,212	697,130	801,046	156,297,750	(218,300,991)	29,235,603
Financing cost	(134,241,910)	(7,117,349)	(434,392)	(971,573)	(208,419,002)	218,322,886	(132,861,340)
Derivative financial instruments (cost) income, net	(7,014,529)	(9,231)	—	(1,471,566)	(14,768,593)	(4)	(23,263,923)
Foreign exchange (loss) income, net	78,315,007	3,722,707	214,157	(212,619)	4,891,136	—	86,930,388
(Loss) profit sharing in joint ventures and associates	28,770	(2,209,140)	(17,682)	1,195,058	(295,764,002)	295,609,103	(1,157,893)
Taxes, duties and other	373,640,107	(1,446,202)	(19,902,667)	2,433,349	(10,901,098)	—	343,823,489

Net (loss) income	(240,843,881)	(79,772,424)	87,814,635	5,185,865	(350,103,460)	295,607,241	(282,112,024)

Depreciation and amortization	103,328,661	24,936,844	6,521,380	93,193	2,306,932	—	137,187,010
Depreciation of rights of use	352,286	4,893,942	228,929	1,288,306	665,812	—	7,429,275
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	34,534,805	54,341,468	243,330	37,512	27,019,834	—	116,176,949
Interest income (4)	127,315	450,359	146,123	212,023	23,547,886	—	24,483,706
Interest cost (5)	2,983,810	5,268,452	232,337	172,120	117,100,648	—	125,757,367

(1)
On July 1, 2019, Pemex Drilling and Services was merged into Pemex Exploration and Production. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Exploration and Production segment.

(2)
On July 1, 2019, Pemex Ethylene was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(3)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(4)	Included in financing income.
(5)	Included in financing cost.

As of/for the year ended December 31, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:

Trade	Ps.	468,417,239	704,624,236	—	304,536,717	13,077,187	—	Ps.	1,490,655,379
Intersegment		460,572,660	186,494,071	84,952,786	400,866,433	113,095,618	(1,245,981,568)		—
Services income		177,607	510,999	2,949,047	1,314,183	21,405	—		4,973,241
(Impairment) of wells, pipelines, properties, plant and equipment, net		34,562,831	(32,153,192)	(3,161,108)	(459,126)	—	—		(1,210,595)
Cost of sales		461,811,648	984,150,631	56,139,574	690,088,452	39,176,647	(1,164,716,250)		1,066,650,702

Gross income (loss)		501,918,689	(124,674,517)	28,601,151	16,169,755	87,017,563	(81,265,318)		427,767,323
Distribution, transportation and sales expenses		308,466	16,967,684	121,109	1,349,800	112,455	(3,820,964)		15,038,550
Administrative expenses		68,609,035	55,094,836	18,926,235	2,102,321	83,113,475	(77,413,591)		150,432,311
Other revenue		8,374,912	4,547,927	238,613	649,315	3,789,699	—		17,600,466
Other expenses		(48,624,108)	(1,518,540)	(363,276)	(42,633)	(401,048)	(19,491)		(50,969,096)

Operating income (loss)		392,751,992	(193,707,650)	9,429,144	13,324,316	7,180,284	(50,254)		228,927,832
Financing income		74,733,941	294,144	6,285,126	389,888	168,900,864	(221,697,179)		28,906,784
Financing cost		(143,814,194)	(18,879,599)	(308,502)	(2,050,801)	(221,265,982)	221,747,431		(164,571,647)
Derivative financial instruments (cost) income, net		(21,076,343)	(20,346)	—	(1,624,762)	(2,502,792)	—		(25,224,243)
Foreign exchange (loss), net		(33,902,009)	(5,627,711)	99	(21,490)	(6,123,939)	—		(45,675,050)
(Loss) profit sharing in joint ventures and associates		(452,617)	(1,900,487)	(118)	(423,658)	(257,098,396)	256,787,169		(3,088,107)
(Impairment) of joint ventures					(6,703,324)				(6,703,324)
Taxes, duties and other		308,139,256	—	(68,168)	2,061,302	(2,784,268)	—		307,348,122

Net (loss) income	Ps.	(39,898,486)	(219,841,649)	15,473,917	828,867	(308,125,693)	256,787,167		(294,775,877)

Total current assets		875,933,631	252,372,772	219,321,008	244,042,561	2,042,047,365	(3,175,323,293)		458,394,044
Total non-current assets		837,915,816	418,907,482	154,076,115	40,872,714	669,001,750	(527,069,750)		1,593,704,127
Total current liabilities		495,444,322	776,564,748	62,569,320	189,834,560	2,573,115,150	(3,174,879,770)		922,648,330
Total non-current liabilities		2,203,155,765	657,020,316	77,857,852	792,646	2,078,118,229	(1,717,494,184)		3,299,450,624
Equity (deficit), net		(984,750,640)	(762,304,810)	232,969,951	94,288,069	(1,940,184,264)	1,189,980,911		(2,170,000,783)
Depreciation and amortization		108,323,352	16,271,506	5,867,292	266,764	2,702,451	—		133,431,365
Depreciation of rights of use		386,412	4,235,223	268,824	884,797	632,615	—		6,407,871
Net periodic cost of employee benefits excluding items recognized in other comprehensive income		38,215,687	54,997,753	11,661,937	48,093	35,291,934	—		140,215,404
Interest income (1)		175,149	245,596	46,414	105,464	14,143,780	—		14,716,403
Interest cost (2)		2,643,655	4,924,651	267,546	1,839,455	142,037,761	—		151,713,068

Supplemental Geographic Information
Supplemental geographic information
–

	For the years ended December 31,
	2021		2020		2019
Domestic sales	Ps.	762,114,551	Ps.	503,712,031	Ps.	807,020,214

Export sales:
United States		503,358,963		304,344,028		372,134,617
Canada, Central and South America		2,888,992		2,105,703		3,102,066
Europe		69,011,487		45,254,008		131,498,445
Other		153,281,386		93,530,590		79,107,163

Total export sales		728,540,828		445,234,329		585,842,291

Services income*		4,973,241		4,715,484		9,108,680

Total sales	Ps.	1,495,628,620	Ps.	953,661,844	Ps.	1,401,971,185

*	Services income as of December 31, 2021, 2020 and 2019 represent approximately 99%, 97% and 80%, from domestic sales, respectively.

Schedule of Income By Product
Income by product
–

	For the years ended December 31,
	2021		2020		2019
Domestic sales
Refined petroleum products and derivatives (primarily gasolines)	Ps.	622,091,842	Ps.	409,240,569	Ps.	725,759,040
Gas		113,103,547		79,176,837		66,303,063
Petrochemical products		26,919,162		15,294,625		14,958,111

Total domestic sales	Ps.	762,114,551	Ps.	503,712,031	Ps.	807,020,214

Export sales
Crude oil	Ps.	468,219,964	Ps.	301,199,114	Ps.	408,771,392
Refined petroleum products and derivatives (primarily gasolines)		172,389,717		107,391,773		118,495,443
Gas		76,144,006		32,192,334		53,353,075
Petrochemical products		11,787,141		4,451,108		5,222,381

Total export sales	Ps.	728,540,828	Ps.	445,234,329	Ps.	585,842,291